Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable [Abstract]
NOTES PAYABLE

10. NOTES PAYABLE

In January, 2019, BioLite Taiwan entered an unsecured loan agreement with one individual bearing interest at fixed rates at 12% per annum of NT$3,000,000, equivalent to $106,800, for working capital purpose. On September 11, 2021 the outstanding balance has been repaid in full. As of March 31, 2022 and December 31, 2021, the balance due to this individual amounted to both $0. Interest expense were $0 and $3,204 for the three months ended March 31, 2022 and 2021, respectively.

10. NOTES PAYABLE

In January, 2019, BioLite Taiwan entered an unsecured loan agreement with one individual bearing interest at fixed rates at 12% per annum of NT$3,000,000, equivalent to $106,800, for working capital purpose. On September 11, 2021 the outstanding balance has been repaid in full. As of December 31, 2021 and 2020, the balance due to this individual amounted to $0 and $106,800, respectively. Interest expense was $8,592 and $12,204 for the year ended December 31, 2021 and 2020, respectively.